EMPLOYEE BENEFIT PLANS (Details 5) (USD $)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Additional Disclosures
Weighted average period for recognition of share-based compensation		3 years 1 month 6 days	3 years
Stock Options
Additional Disclosures
Unrecognized share-based compensation expense related to non-vested options (in dollars)		$ 81,000
Share-based compensation expense recognized (in dollars)		35,000	25,000
Tax benefit from recognized compensation expense (in dollars)		7,000	4,000
Non-vested Restricted Stock
Number of Shares
Outstanding at beginning of year (in shares)		26,322	17,283
Granted (in shares)	12,606	12,606	18,721
Forfeited (in shares)		(1,620)	(5,509)
Vested (in shares)		(7,027)	(4,173)
Outstanding at end of period (in shares)		30,281	26,322
Weighted Average Grant Date Value
Outstanding at beginning of year (in dollars per share)		$ 8.29	$ 7.22
Granted (in dollars per share)		$ 8.68	$ 9.02
Forfeited (in dollars per share)		$ 8.22	$ 8.22
Vested (in dollars per share)		$ 8.16	$ 7.22
Outstanding at end of period (in dollars per share)		$ 8.49	$ 8.29
Additional Disclosures
Unrecognized share-based compensation expense related to non-vested restricted stock (in dollars)		183,000
Share-based compensation expense recognized (in dollars)		81,000	56,000
Tax benefit from recognized compensation expense (in dollars)		$ 32,000	$ 22,000